Plan Description	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
Provident Bank 401(k) Plan (the “Plan”) is a voluntary, participant-directed defined contribution plan sponsored by Provident Bank (the “Bank”) and covers all eligible employees, as defined, of the Bank. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Benefits Committee of Provident Bank is the Plan administrator for the Plan and is the responsible fiduciary for managing and investing Plan assets.
The following description of the Plan provides only general information. Eligible employees should refer to the Plan documents for a more complete description of the Plan’s provisions.
(a)     Eligibility
Employees of the Bank are generally eligible to participate in the Plan on the first day of the month on or after they reach age 21 if they are actively at work on that day. If they are not actively at work on that day, they become eligible on the day they return to active employment. Effective January 1, 2025, participants in the Lakeland Bancorp, Inc. Salary Savings 401(k) Plan and Trust (the "Lakeland 401(k) Plan") were eligible to participate in the Plan. All plan participants are eligible for profit-sharing contributions effective January 1, 2025.

(b)     Employee Contributions
Participants may elect to make tax deferred and after-tax ("Roth") contributions up to the maximum amount allowed by the Internal Revenue Service (“IRS”) or the Plan Document. Participants may also rollover account balances of previous employer sponsored qualified retirement plans.
All new employees are automatically enrolled in the Plan 30 days after they first become eligible with an automatic participant contribution percentage of 4% of eligible compensation. In addition, for auto-enrolled participants, the contribution percentage will be automatically increased by 1% on or around each January 1 until it reaches 10%. Enrolled participants may change their contribution rates at any time, including selecting not to contribute to the Plan.

A participant may make “catch-up” contributions if the maximum annual amount of regular contributions is made and the participant is age 50 or older. The maximum allowable catch-up contribution limit for the years ended December 31, 2025 and 2024 is $7,500. For the year ended December 31, 2025, a participant may make “super catch-up” contributions if the maximum annual amount of regular contributions is made and the participant is between ages 60 and 65. The maximum allowable super catch-up contribution limit for the year ended December 31, 2025 is $11,250. Catch-up contributions are not eligible for the employer’s matching contributions. Tax law requires that a participant's catch-up contributions be reclassified as regular contributions if the participant elects catch-up contributions and fails to make the maximum allowable regular 401(k) contribution.
(c) Employee Stock Ownership Plan (“ESOP”) Diversification - Transfers to the Plan
Effective January 1, 2012, participants in the ESOP, a separate plan sponsored by the Bank, who have both attained age 55 and completed ten years of participation in the Plan, have had an annual option to diversify their holdings.
For each of the first five ESOP Plan years in the qualified participant election period of six years, the participant may elect to diversify an amount which does not exceed 25% of the number of shares allocated to their ESOP account since the inception of the ESOP, less all shares with respect to which an election under this provision has already been made. For the last year of the qualified election period, the participant may elect to diversify up to 50 percent of the value of their ESOP account, less all shares with respect to which an election under this provision has already been made. Once diversification is elected, the funds will be transferred from the ESOP to the Plan.
In 2025 and 2024, approximately $264,000 and $186,000 were transferred into the Plan, respectively, in connection with ESOP diversification.

(d) Lakeland Bancorp, Inc. Salary Savings 401(k) Plan and Trust (“Lakeland 401(k) Plan”) – Transfer to the Plan
Following the merger of Lakeland Bancorp and the Bank on May 15, 2024, participation in the Lakeland 401(k) Plan continued until December 31, 2024. Beginning January 1, 2025, Lakeland 401(k) Plan participants were eligible to enroll in and contribute to the Plan. Effective April 1, 2025, the Lakeland 401(k) Plan was merged with and into the Plan. The Plan assets were transferred on April 8, 2025, from the trustee John Hancock Trust Company LLC and transferred to Principal Trust Company with a final de minimis liquidation during May 2025. The blackout period was from March 31, 2025, to April 20, 2025.

(e) Employee Stock Ownership Plan (“ESOP”) – Transfer to the Plan

The final loan payment and release of shares from the ESOP was made in December 2024. Final statements were released to participants in May 2025. Subsequently, the Plan was restated and adopted December 1, 2025 with provisions required for the merger of the ESOP into the 401(k) Plan. Participants were informed that shares would transfer in-kind with any cash invested based on their Plan elections. The ESOP assets of 3,372,584 Provident Financial Services, Inc. common stock were transferred on December 8, 2025. The blackout period was from December 1, 2025, to December 12, 2025.

(f) Employer Contributions
In 2025, employer matching contributions were made by the Bank in an amount equal to 50% of the first 8% of a participant’s eligible contributions. In 2024, employer matching contributions were made by the Bank in an amount equal to 25% of the first 6% of a participant’s eligible contributions. The Bank’s board of directors sets the matching contribution rate at its sole discretion.

In addition, effective January 1, 2023, the Plan allows for a discretionary employer profit-sharing contribution to eligible participants. Any profit-sharing contribution will be allocated among eligible participants accounts in the ratio that the eligible participant's compensation bears to the total compensation paid to eligible participants in the Plan year. There was no profit-sharing contribution for the 2025 Plan year. For Plan year 2024, a profit-sharing contribution of 1.5% was allocated to participant accounts.

Employer contributions effective during the Plan year but not paid until after the Plan year ended are accrued and recorded as contributions receivable on the statements of net assets available for benefits. As of December 31, 2025 and 2024, the Plan recorded employer contributions receivable of $130,816 and $237,671, respectively.
(g) Vesting and Forfeitures
Participants are always fully vested in their contributions, Provident employer matching contributions, and income or losses thereon.
Profit-sharing contribution accounts will vest with the following schedule:
Years of Vesting Service Vested Percentage
Less than 2 years —%
At least 2 years 50%
At least 3 years 100%

Participant forfeitures of non-vested balances will be used to reduce future employer contributions or to defray the expenses of the Plan.
The Lakeland 401(k) Plan employer contributions made to the Lakeland 401(k) Plan prior to January 1, 2025, vest according to following graduated vesting schedule:

Years of Vesting Service Vested Percentage
Less than 1 year —%
At least 1 years 25%
At least 2 years 50%
At least 3 years 75%
At least 4 years 100%

(h) Notes Receivable from Participants
Upon written application by a participant, the Plan administrator may direct that a loan be made from the participant’s account. The minimum permissible loan is $2,000. The maximum permissible loan available is limited to the lesser of: (i) $50,000 with certain reductions or (ii) 50% of the participant’s account balance. Any loan made must generally be repaid within a period, not to exceed the earlier of termination of employment or five years. The term of the loan may exceed five years for the purchase of a primary residence. Loans bear a rate of interest that remains in effect for the duration of the loan equal to the prime rate (as published in the Wall Street Journal) as of the date of the loan application, plus 1%. As of December 31, 2025 and 2024, the interest rates ranged from 4.25% to 9.50%, respectively.
Principal and interest is paid ratably through bi-weekly payroll deductions or directly by the participant to the Plan custodian.
(i)     Benefit Payments/Withdrawals
Upon retirement or termination of employment, participants may, under certain conditions, elect to receive vested amounts in: (i) a cash lump sum, or (ii) equal monthly, quarterly, semi-annual or annual installments over a period not to exceed the life expectancy of the participant or the combined life expectancy of the participant and his or her designated beneficiary. During employment, participants may make cash withdrawals of post-tax participant contributions and related vested employer matching contributions and earnings thereon once per year without penalty. Hardship withdrawals of pre-tax participant contributions are also permitted once per year, but may include a penalty.
Participants may elect to have allocated cash dividends declared on the employer common stock and received by the trustee distributed in cash or elect to reinvest the dividends. For the years ended December 31, 2025 and 2024, cash dividends of $4,848 and $8,463, respectively were paid to Plan participants and are reflected as benefits paid to participants on the statements of changes in net assets available for benefits.
(j) Participants’ Accounts
Separate accounts for each participant are maintained and credited with the participant’s contributions, employer matching and discretionary profit-sharing contributions, ESOP contributions and the participant’s proportionate share, as defined, of Plan earnings or losses. The benefit to which a participant is entitled is the benefit that can be provided from his or her account.
(k)     Plan Changes
Effective January 1, 2024, the Plan was amended to comply with the benefit provisions under the Setting Every Community Up for Retirement Enhancement ("SECURE") Act and the SECURE 2.0 Act. The age of required minimum distribution ("RMD") must commence at age 73. A participant's account balance for mandatory distribution provision was increased from $5,000 or less to $7,000 or less. The adjustment of catch-up contribution limit for participants was increased from 60 to 63. Participants will be eligible to self-certify the amount and nature of their financial hardship. The Plan will allow participants to take a distribution for victims of domestic violence, birth or adoption, and qualified disaster recovery.

Effective January 1, 2025, the Plan was amended to allow ESOP participants to participate in the Plan’s profit-sharing provisions and to allow participants in the Lakeland 401(k) Plan to participate in the Plan. Employee and employer contributions to the Lakeland 401(k) Plan were frozen effective December 31, 2024.

Effective April 1, 2025, the Plan was amended to merge the Lakeland 401(k) Plan with the Plan. Amendment provided that Lakeland 401(k) Plan participants retained their accrued benefits, vesting and service earned under the Lakeland 401(k) Plan. Outstanding participant loans were transferred and counted toward the Plan’s two loan limit.

Effective December 1, 2025, the Plan was restated and inclusive of provisions required for the merger of the ESOP into the 401(k) Plan.

(l)    Funds and Accounts Managed by Principal Trust Company
Under the terms of a trust agreement between the Principal Trust Company (the “Custodian”) and the Bank, the Custodian manages funds on behalf of the Plan. The Custodian held the Plan’s investment assets and executed transactions relating to such assets.